NATIONWIDE VARIABLE INSURANCE TRUST

     Supplement dated July 16, 2009
to Currently Effective Prospectuses for

AllianceBernstein NVIT Global Fixed	NVIT Enhanced Income Fund
Income Fund	NVIT Global Financial Services Fund
American Century NVIT Multi Cap	NVIT Government Bond Fund
Value Fund	NVIT Growth Fund
American Funds NVIT Asset Allocation	NVIT Health Sciences Fund
Fund	NVIT International Index Fund
American Funds NVIT Bond Fund	NVIT Investor Destinations Aggressive Fund
American Funds NVIT Global Growth	NVIT Investor Destinations Moderately
Fund	Aggressive Fund
American Funds NVIT Growth Fund	NVIT Investor Destinations Capital
American Funds NVIT Growth-Income	Appreciation Fund
Fund	NVIT Investor Destinations Moderate Fund
Federated NVIT High Income Bond	NVIT Investor Destinations Balanced Fund
Fund	NVIT Investor Destinations Moderately
Gartmore NVIT Developing Markets	Conservative Fund
Fund	NVIT Investor Destinations Conservative Fund
Gartmore NVIT Emerging Markets Fund	NVIT Mid Cap Index Fund
Gartmore NVIT Global Utilities Fund	NVIT Money Market Fund
Gartmore NVIT International Equity	NVIT Money Market Fund II
Fund	NVIT Multi-Manager International Growth
Gartmore NVIT Worldwide Leaders	Fund
Fund	NVIT Multi-Manager International Value Fund
Neuberger Berman NVIT Multi Cap	NVIT Multi-Manager Large Cap Growth Fund
Opportunities Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Socially	NVIT Multi-Manager Mid Cap Growth Fund
Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Cardinal Aggressive Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Cardinal Moderately Aggressive	NVIT Multi-Manager Small Company Fund
Fund	NVIT Multi Sector Bond Fund (formerly Van
NVIT Cardinal Capital Appreciation	Kampen NVIT Multi Sector Bond Fund)
Fund	NVIT Nationwide Fund
NVIT Cardinal Moderate Fund	NVIT Nationwide Leaders Fund
NVIT Cardinal Balanced Fund	NVIT S&P 500 Index Fund
NVIT Cardinal Moderately Conservative	NVIT Short Term Bond Fund
Fund	NVIT Small Cap Index Fund
NVIT Cardinal Conservative Fund	NVIT Technology and Communications Fund
NVIT Core Bond Fund	NVIT U.S. Growth Leaders Fund
NVIT Core Plus Bond Fund (formerly	Oppenheimer NVIT Large Cap Growth Fund
Lehman Brothers NVIT Core Plus	Templeton NVIT International Value Fund
Bond Fund)	Van Kampen NVIT Comstock Value Fund

Van Kampen NVIT Real Estate Fund

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the applicable Fund’s Prospectus.

The following footnote has been added to the table for each of the above referenced Funds under “Fees and Expenses – Total Annual Fund Operating Expenses”:

The fees and expenses in the above-referenced table are based on average annual net assets as of the fiscal year ended December 31, 2008, and do not reflect any change in expense ratios resulting from a change in assets under management since December 31, 2008. A decline in a Fund’s average net assets during the current fiscal year, as a result of market volatility or other factors, could cause the Fund’s expense ratio to be higher than the fees and expenses shown. Significant declines in a Fund’s net assets will increase your Fund’s total expense ratio, likely significantly. A Fund with a higher expense ratio means you could pay more if you buy or hold shares of the Fund. Annualized expense ratios for the six-month period ending June 30, 2009 will be available in each Fund’s semi-annual report, which will be available on www.nationwide.com/mutualfunds on or about August 28, 2009.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE